Summary of significant accounting policies, estimates and judgments - Loan commitments referencing benchmark interest rates (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Statement [Line Items]
Undrawn borrowing facilities	$ 145,628
USD LIBOR [member]
Statement [Line Items]
Undrawn borrowing facilities	136,725
GBP LIBOR [member]
Statement [Line Items]
Undrawn borrowing facilities	7,533
Other IBOR [member]
Statement [Line Items]
Undrawn borrowing facilities	$ 1,370